Form N-1A Cover	Apr. 17, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 17, 2025
Prospectus Date	Apr. 18, 2025